1. Operating Context (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfOperatingContextLineItems [Line Items]
Other comprehensive income		R$ (766,102)	R$ (71,066)	R$ (420,706)
Provision for post-employment benefits [member]
DisclosureOfOperatingContextLineItems [Line Items]
Non-current liabilities	[1]	(24,541)
Other comprehensive income	[1]	R$ 24,541

[1]	Given the abrupt changes in the macroeconomic scenario, the Company updated the actuarial studies that establish obligations from post-employment benefits, and - mainly due to the drop in the long-term interest rate - the balance related to such obligations was reduced by R$24,541. For further details, see Note 24.